Form N-1A Supplement	Dec. 29, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement dated December 29, 2025,

to the

Prospectus and Statement of Additional Information (the “SAI”),

each dated January 28, 2025

At a meeting of the Board of Trustees (the “Board”) of 360 Funds (the “Trust”) held on October 16, 2025 the Board approved an amendment to the Expense Limitation Agreement (the “Amendment”) between the Trust and the Timber Point Capital Management, LLC (the “Adviser”) to reduce the Timber Point Global Allocations Fund’s (the “Global Fund”) maximum operating expenses from 1.60% to 1.50% and the Timber Point Alternative Income Fund’s (the “Income Fund” and collectively with the Global Fund the “Funds”) maximum operating expenses from 1.70% to 1.50%. The Amendment will take effect on January 1, 2026. As a result, effective December 31, 2025, the following amendments are made to the Funds’ Prospectus and Statement of Additional Information (“SAI”).